Stock-based Compensation	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
NOTE 8 - STOCK-BASED COMPENSATION:
Stock Options
The Company’s stock options have a term of up to 10 years from grant date unless extended by the Board of Directors. The granted options generally vest as follows: 25% on the first anniversary from the “Vesting Start Date” as defined in the grant agreement and remainder vest ratably over the following 12 quarters.
As of June 30, 2022, and December 31, 2021, the number of ordinary shares included in the Company’s option plans totaled to 28,383,788.
1,884,933 out of the outstanding options that have not yet vested as of June 30, 2022, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event (as defined in Note 9 in the consolidated financial statement for the year ended December 31, 2021).
As of June 30, 2022, the unrecognized compensation costs related to those unvested stock options are $5,899 thousand, which are expected to be recognized over a weighted-average period of 1.87 years.
The following is a summary of the status of the Company’s share option plan as of June 30, 2022, as well as changes during the period of six months ended June 30,2022:

	Six months ended June 30, 2022
	Number of Options	Weighted- Average Exercise price

Options outstanding as of December 31, 2021	15,449,513	$0.73
Granted during the period	239,610	$6.28
Exercised during the period	(512,357)	$0.30
Forfeited during the period	(38,017)	$0.86

Options outstanding as of June 30, 2022	15,138,749	$0.83

Options exercisable as of June 30, 2022	11,985,418	$0.72

The following table summarizes information about stock options outstanding as of June 30, 2022:

Outstanding as of June 30, 2022					Exercisable as of June 30, 2022
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)

$0.15-$0.86	14,852,976	5.79	$0.73	40,785	11,923,755	5.25	$0.70	33,112
$1.87	5,963	8.53	$1.87	10	1,863	8.53	$1.87	3
$2.10	33,126	2.20	$2.10	46	33,126	2.20	$2.10	46
$5.36	140,000	7.00	$5.36	—	—	—	—	—
$7.58	99,610	6.55	$7.58	—	24,906	6.55	$7.58	—
$9.07	7,074	9.46	$9.07	—	1,768	9.46	$9.07	—
The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Six months ended on June 30,2022	For the six months ended on June 30 2021

Expected term	6-10	6-10
Expected volatility	46.73%-47.71%	48.15%-50.7%
Expected dividend rate	0%	0%
Risk-free rate	1.37%-3.00%	0.61%-1.74%
During the six months period ended on June 30, 2022, 239,610 options were granted to related parties (please refer to Note 12 for further information).
As of June 30, 2022, the unrecognized compensation costs related to unvested stock options was $11,252 thousand, which are expected to be recognized over a weighted-average period of 2.27 years.
The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021

	U.S. dollars in thousands
Cost of revenue	114	47	60	(10)
Research and development	907	755	456	374
Selling, general and administrative	2,059	2,488	1,044	1,331

Total stock-based compensation	3,080	3,290	1,560	1,695

Restricted Stock Units
The following is a summary of the status of the Company’s RSU’s as of June 30, 2022, as well as changes during the period of six months ended June 30, 2022:

	Six months ended June 30, 2022
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	133,384	$7.89
Granted during the period	3,699,376	$6.24
Exercised during the period	(29,907)	$6.79
Forfeited during the period	(62,986)	$6.43

Outstanding at the end of the period	3,739,867	$6.29

RSUs exercisable at June 30, 2022	—

The following table summarizes information about outstanding RSU’s as of June 30, 2022:

Outstanding as of June 30, 2022					Exercisable as of June 30, 2022
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$3.31-$3.47	240,000	6.94	$3.40	$833	—	—	—	—
$6.41-$6.43	3,302,159	6.81	$6.43	$11,491	—	—	—	—
$6.80	66,174	6.55	$6.80	$230	—	—	—	—
$7.89	131,534	6.46	$7.89	$458	—	—	—	—
As of June 30, 2022, the unrecognized compensation cost related to unvested RSUs totaled to approximately $19,124 thousand and is expected to be expensed over a weighted-average recognition period of approximately 3.5 years.
During the six months ended on June 30, 2022 491,775 RSU’s were granted to several related parties (please refer to Note 12 regarding Related Parties).
The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021

	U.S. dollars in thousands
Cost of revenue	155	—	84	—
Research and development	1,467	—	809	—
Selling, general and administrative	1,206	—	664	—

Total stock-based compensation- RSUs	2,828	—	1,557	—